ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Opening balance	$ 86	$ 62	$ 82
Additions during the year	69	19	21
Write-off of allowance			(32)
Foreign currency translation adjustments	5	5	(9)
Closing balance	$ 160	$ 86	$ 62